Commitments and Contingencies: (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands	12 Months Ended
	Dec. 26, 2020 USD ($) item	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Aug. 31, 2020 item	Jun. 23, 2020 item	Apr. 14, 2020 item	Jul. 25, 2019 item
Loss Contingencies [Line Items]
Number of risk areas that involve the most significant accounting estimates | item	2
Insurance for product liability, automotive, workers' compensation, and general liability losses
Loss Contingencies [Line Items]
Self insurance amount per occurrence	$ 250
General liability losses per occurrence	500
Outstanding letters of credit	23,590
Insurance for workers' compensation and automotive liability
Loss Contingencies [Line Items]
Risk insurance reserves	2,488
Group health insurance
Loss Contingencies [Line Items]
Risk insurance reserves	2,609
Maximum annual stop loss limit per participant	250
Patent Infringement Case Against KeyMe [Member]
Loss Contingencies [Line Items]
Number of motions filed by the defendant | item				2			2
Number of patents-in-suit | item					3
Number of patent cases to be consolidated | item						2
Loss contingency for anti-dumping duty and countervailing duty laws
Loss Contingencies [Line Items]
Liability for loss contingencies	2,446
Income from loss contingencies			$ 3,829
Expenses from loss contingencies	0	$ 0
Minimum
Loss Contingencies [Line Items]
Catastrophic coverage	250
Maximum
Loss Contingencies [Line Items]
Catastrophic coverage	$ 60,000